Note 2 - Summary of Significant Accounting Policies - Schedule of Fair Value of Assets and Liabilities Measured On Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Reported Value Measurement [Member]
Forward liability (Note 3)	$ 278	$ 278
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Forward liability (Note 3)
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Forward liability (Note 3)
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Forward liability (Note 3)	$ 278	$ 278